Equity - Unrealized Gain or Loss on Financial Assets at FVOCI (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of changes in equity [abstract]
Beginning balance	$ (125)	$ (8)	$ 1,240
Unrealized gain or loss for the year
Equity instruments	641	(111)	(1,188)
Share of loss of associates and join ventures accounted for using equity method	5	(6)	0
Transferred accumulated gain or loss to unappropriated earnings resulting from the disposal of equity instruments (Note 9)	0	0	(60)
Ending balance	$ 521	$ (125)	$ (8)